Schedules of Investments As of April 30, 2020

Permanent Portfolio®

Class A – PRPDX | Class C – PRPHX | Class I – PRPFX

Short-Term Treasury Portfolio

Class I – PRTBX

Versatile Bond Portfolio

Class A – PRVDX | Class C – PRVHX | Class I – PRVBX

Aggressive Growth Portfolio

Class A – PAGDX | Class C – PAGHX | Class I – PAGRX

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s Annual and Semi-Annual Reports to Shareholders (“Reports”) will no longer be sent by mail unless you specifically request paper copies of the Reports. Instead, the Reports will be made available on the Fund’s website (http://www.permanentportfoliofunds.com/fund-documents.html) and you will be notified by mail each time a Report is posted, and provided with the website address to access the Report.

If you have already elected to receive the Reports electronically, you will not be affected by this change and you need not take any further action. You may also elect to receive the Reports and other communications from the Fund electronically. Shareholders who own the Fund’s Portfolios directly should either access their shareholder account online by visiting our website (http://www.permanentportfoliofunds.com), or by calling our Shareholder Services Office at (800) 531-5142. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to continue to receive all future Reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your Reports by calling our Shareholder Services Office at (800) 531-5142. If you own your shares through a financial intermediary, you must contact your financial intermediary to elect to continue to receive paper copies of your Reports. Your election to receive paper copies of the Reports will apply to all Fund Portfolios held directly or to all Fund Portfolios held through your financial intermediary as applicable.

PERMANENT PORTFOLIO® Schedule of Investments April 30, 2020 (Unaudited)

Quantity			Market Value
		GOLD ASSETS — 23.11% of Total Net Assets
	141,225 Troy Oz.	Gold bullion (a)	$237,850,382
	95,000 Coins	One-ounce gold coins (a)	165,974,500

		Total Gold Assets (identified cost $192,159,717)	$403,824,882

		SILVER ASSETS — 5.31% of Total Net Assets
	6,228,394 Troy Oz.	Silver bullion (a)	$92,790,620

		Total Silver Assets (identified cost $97,143,179)	$92,790,620

Principal Amount
		SWISS FRANC ASSETS — 7.31% of Total Net Assets
CHF	910,173	Swiss franc deposits (a)	$942,940

CHF	50,000,000	2.250% Swiss Confederation Bonds, 07-06-20	$52,065,268
CHF	70,000,000	2.000% Swiss Confederation Bonds, 04-28-21	74,643,098

		Total Swiss Confederation bonds	$126,708,366

		Total Swiss Franc Assets (identified cost $124,286,526)	$127,651,306

Number of Shares
		REAL ESTATE AND NATURAL RESOURCE STOCKS — 17.90% of Total Net Assets

		NATURAL RESOURCES — 7.18% of Total Net Assets
	175,000	Apache Corporation	$2,289,000
	250,000	BHP Group, Ltd. (b)	10,170,000
	200,000	BP, p.l.c. (b)	4,760,000
	500,000	Cameco Corporation	4,980,000
	200,000	Canadian Natural Resources Ltd.	3,352,000
	200,000	Chevron Corporation	18,400,000
	200,000	ConocoPhillips	8,420,000
	250,000	Devon Energy Corporation	3,117,500
	200,000	Exxon Mobil Corporation	9,294,000
	4,000,000	Freeport-McMoRan, Inc.	35,320,000
	300,000	Murphy Oil Corporation	3,558,000
	150,000	Nutrien, Ltd.	5,356,500
	150,000	Occidental Petroleum Corporation	2,490,000
	200,000	Ovintiv, Inc.	1,266,000
	150,000	Rio Tinto p.l.c (b)	6,928,500
	400,000	South32 Limited (b)	2,544,000
	400,000	Vale S.A. (b)	3,300,000

			$125,545,500

Continued on following page.

PERMANENT PORTFOLIO® Schedule of Investments April 30, 2020 (Unaudited)

Number of Shares		Market Value
	REAL ESTATE — 10.72% of Total Net Assets
100,000	Alexander & Baldwin, Inc.	$1,314,000
80,000	AvalonBay Communities, Inc.	13,036,000
80,000	Boston Properties, Inc.	7,774,400
100,000	Digital Realty Trust, Inc.	14,949,000
100,000	Duke Realty Corporation	3,470,000
80,000	Essex Property Trust, Inc.	19,528,000
80,000	Federal Realty Investment Trust	6,661,600
750,000	Franklin Street Properties Corporation	4,080,000
100,000	Highwoods Properties, Inc.	3,881,000
250,000	Investors Real Estate Trust	15,657,500
150,000	Kimco Realty Corporation	1,636,500
125,000	Macquarie Infrastructure Corporation	3,448,750
500,000	Outfront Media, Inc.	7,845,000
125,000	Prologis, Inc.	11,153,750
100,000	Regency Centers Corporation	4,391,000
80,000	Texas Pacific Land Trust	45,572,000
100,000	UDR, Inc.	3,747,000
50,000	UMH Properties, Inc.	649,500
200,000	Urstadt Biddle Properties, Inc.	2,228,000
500,000	Urstadt Biddle Properties, Inc. Class A	7,305,000
100,000	Vornado Realty Trust	4,382,000
100,000	Washington Real Estate Investment Trust	2,332,000
100,000	Weyerhaeuser Company	2,187,000

		$187,229,000

	Total Real Estate and Natural Resource Stocks (identified cost $417,409,021)	$312,774,500

	AGGRESSIVE GROWTH STOCKS — 21.10% of Total Net Assets

	AEROSPACE — 1.67% of Total Net Assets
75,000	Lockheed Martin Corporation	$29,179,500

		$29,179,500
	CHEMICALS — 1.23% of Total Net Assets
75,000	Air Products & Chemicals, Inc.	$16,918,500
75,000	Albemarle Corporation	4,607,250

		$21,525,750
	COMPUTER SOFTWARE & SERVICES — 2.73% of Total Net Assets
80,000	Autodesk, Inc. (a)	$14,970,400
250,000	Sailpoint Technologies Holdings, Inc. (a)	4,647,500
250,000	Twilio, Inc. Class A (a)	28,075,000

		$47,692,900
	ELECTRICAL EQUIPMENT & ELECTRONICS — 1.63% of Total Net Assets
40,000	Broadcom, Inc.	$10,864,800
100,000	Intel Corporation	5,998,000
40,000	NVIDIA Corporation	11,691,200

		$28,554,000

Continued on following page.

PERMANENT PORTFOLIO® Schedule of Investments April 30, 2020 (Unaudited)

Number of Shares		Market Value
	ENERGY SERVICES & PROCESSING — .61% of Total Net Assets
100,000	HollyFrontier Corporation	$3,304,000
100,000	Phillips 66	7,317,000

		$10,621,000
	ENGINEERING & CONSTRUCTION — .35% of Total Net Assets
100,000	Fluor Corporation	$1,170,000
100,000	Lennar Corporation Class A	5,007,000

		$6,177,000
	ENTERTAINMENT & LEISURE — 3.70% of Total Net Assets
80,000	Disney (Walt) Company	$8,652,000
240,000	Facebook, Inc. Class A (a)	49,130,400
80,000	Wynn Resorts, Ltd.	6,842,400

		$64,624,800
	FINANCIAL SERVICES — 2.11% of Total Net Assets
80,000	First Republic Bank	$8,343,200
400,000	KeyCorp	4,660,000
150,000	Morgan Stanley	5,914,500
150,000	Schwab (Charles) Corporation	5,658,000
80,000	State Street Corporation	5,043,200
40,000	Visa, Inc. Class A	7,148,800

		$36,767,700
	MANUFACTURING — 2.26% of Total Net Assets
75,000	Agilent Technologies, Inc.	$5,749,500
75,000	Illinois Tool Works, Inc.	12,187,500
75,000	IPG Photonics Corporation (a)	9,699,750
75,000	Parker-Hannifin Corporation	11,859,000

		$39,495,750
	MATERIALS — .24% of Total Net Assets
100,000	Nucor Corporation	$4,119,000

		$4,119,000
	PHARMACEUTICALS — 1.79% of Total Net Assets
75,000	Amgen, Inc.	$17,941,500
250,000	Atara Biotherapeutics, Inc. (a)	2,072,500
110,000	Cortexyme, Inc. (a)	5,018,200
75,000	Gilead Sciences, Inc.	6,300,000

		$31,332,200
	RETAIL — 1.46% of Total Net Assets
70,000	Costco Wholesale Corporation	$21,210,000
70,000	Williams-Sonoma, Inc.	4,328,800

		$25,538,800
	TRANSPORTATION — 1.32% of Total Net Assets
80,000	FedEx Corporation	$10,141,600
80,000	Kansas City Southern	10,444,000
70,000	Ryder System, Inc.	2,478,000

		$23,063,600

	Total Aggressive Growth Stocks (identified cost $178,066,182)	$368,692,000

Continued on following page.

PERMANENT PORTFOLIO® Schedule of Investments April 30, 2020 (Unaudited)

Principal Amount		Market Value
	DOLLAR ASSETS — 24.31% of Total Net Assets

	CORPORATE BONDS — 17.22% of Total Net Assets

	ADVERTISING & MARKETING — .13% of Total Net Assets
$2,275,000	4.000% The Interpublic Group of Companies, Inc., 03-15-22	$2,330,948

		$2,330,948
	AUTOMOBILES — .56% of Total Net Assets
5,000,000	1.574% Ford Motor Credit Company, LLC, 06-12-20 (c)	$4,979,460
5,150,000	2.183% Ford Motor Credit Company, LLC, 04-05-21 (c)	4,781,234

		$9,760,694
	COMPUTER SOFTWARE & SERVICES — .72% of Total Net Assets
7,500,000	3.600% Hewlett Packard Enterprise Company, 10-15-20	$7,554,720
5,000,000	1.464% Hewlett Packard Enterprise Company, 03-12-21 (c)	4,979,495

		$12,534,215
	CONSUMER PRODUCTS — 1.02% of Total Net Assets
6,110,000	2.450% Church & Dwight Company, Inc., 08-01-22	$6,259,289
1,680,000	1.716% General Mills, Inc., 04-16-21 (c)	1,671,912
3,000,000	3.625% Mondelez International, Inc., 05-07-23	3,192,828
6,500,000	2.750% Reckitt Benckiser Group plc, 06-26-24 (d)	6,712,180

		$17,836,209
	ENERGY SERVICES & PROCESSING — .29% of Total Net Assets
5,000,000	4.750% Marathon Petroleum Corporation, 12-15-23	$5,039,195

		$5,039,195
	ENGINEERING & CONSTRUCTION — .49% of Total Net Assets
4,575,000	2.550% D.R. Horton, Inc., 12-01-20	$4,562,000
4,000,000	2.500% D.R. Horton, Inc., 10-15-24	4,010,562

		$8,572,562
	FINANCIAL SERVICES — 5.43% of Total Net Assets
8,392,000	4.000% Apollo Management Holdings, LLC, 05-30-24 (d)	$8,869,799
2,000,000	4.400% Apollo Management Holdings, LLC, 05-27-26 (d)	2,171,771
2,000,000	4.250% Associated Banc-Corporation, 01-15-25	2,121,622
7,000,000	3.050% Capital One Financial Corporation, 03-09-22	7,115,129
3,500,000	3.750% Capital One Financial Corporation, 07-28-26	3,451,161
5,000,000	2.875% Fifth Third Bancorp, 07-27-20	5,012,845
500,000	4.850% Jefferies Group, LLC, 01-15-27	518,775
4,500,000	3.875% JPMorgan Chase & Company, 09-10-24	4,846,819
12,500,000	2.900% KeyCorp, 09-15-20	12,563,881
36,050,000	2.220% Manufacturers & Traders Trust Company, 12-01-21 (c)	35,616,499
6,500,000	4.875% Morgan Stanley, 11-01-22	6,927,824
5,665,000	2.207% Regions Bank, 08-13-21 (c)	5,582,597

		$94,798,722

Continued on following page.

PERMANENT PORTFOLIO® Schedule of Investments April 30, 2020 (Unaudited)

Principal Amount		Market Value
	INSURANCE — 1.32% of Total Net Assets
$4,300,000	5.375% Berkley (W.R.) Corporation, 09-15-20	$4,357,087
2,920,000	3.800% Globe Life, Inc., 09-15-22	3,078,362
10,000,000	5.000% Infinity Property & Casualty Corporation, 09-19-22	10,155,380
1,000,000	4.900% Markel Corporation, 07-01-22	1,066,134
4,030,000	7.625% Massachusetts Mutual Life Insurance Company, 11-15-23 (d)	4,482,923

		$23,139,886
	LODGING — .68% of Total Net Assets
12,400,000	3.375% Hyatt Hotels Corporation, 07-15-23	$11,878,313

		$11,878,313
	MANUFACTURING — .43% of Total Net Assets
2,445,000	3.875% Kennametal, Inc., 02-15-22	$2,477,341
5,000,000	4.625% Kennametal, Inc., 06-15-28	4,973,895

		$7,451,236
	NATURAL RESOURCES — 1.48% of Total Net Assets
505,000	3.375% Agrium, Inc., 03-15-25	$497,041
5,000,000	4.875% EQT Corporation, 11-15-21	4,875,000
1,740,000	3.750% Mosaic Company, 11-15-21	1,713,633
3,550,000	4.250% Mosaic Company, 11-15-23	3,606,756
1,680,000	4.050% Mosaic Company, 11-15-27	1,678,595
7,500,000	2.957% Occidental Petroleum Corporation, 08-13-21 (c)	6,983,651
7,500,000	6.950% Occidental Petroleum Corporation, 07-01-24	6,429,105

		$25,783,781
	REAL ESTATE — 2.90% of Total Net Assets
12,450,000	3.700% Corporate Office Properties, L.P., 06-15-21	$12,462,276
5,000,000	3.600% Corporate Office Properties, L.P., 05-15-23	5,058,828
7,300,000	5.250% Corporate Office Properties, L.P., 02-15-24	7,172,622
3,362,000	4.400% Lexington Realty Trust, 06-15-24	3,221,445
2,500,000	3.625% Site Centers Corporation, 02-01-25	2,461,411
12,500,000	2.671% SL Green Operating Partnership, L.P., 08-15-21 (c)	12,026,531
3,419,000	3.950% Washington Real Estate Investment Trust, 10-15-22	3,471,950
4,000,000	7.850% Weyerhaeuser Company, 07-01-26	4,822,014

		$50,697,077
	TRANSPORTATION — .43% of Total Net Assets
7,500,000	3.450% Ryder System, Inc., 11-15-21	$7,539,146

		$7,539,146
	UTILITIES — 1.34% of Total Net Assets
8,696,000	4.104% Dominion Energy, Inc., 04-01-21 (c)	$8,834,075
5,000,000	5.200% National Fuel Gas Company, 07-15-25	4,862,412
9,000,000	3.150% Progress Energy, Inc., 04-01-22	9,247,716
450,000	4.625% UIL Holdings Corporation, 10-01-20	452,493

		$23,396,696

		$300,758,680

Continued on following page.

PERMANENT PORTFOLIO® Schedule of Investments April 30, 2020 (Unaudited)

Principal Amount		Market Value
	UNITED STATES TREASURY SECURITIES — 7.09% of Total Net Assets
$5,000,000	United States Treasury bills .094%, 06-04-20 (e)	$4,999,551
20,000,000	United States Treasury bonds 6.250%, 08-15-23	23,911,719
30,000,000	United States Treasury bonds 6.000%, 02-15-26	39,492,862
40,000,000	United States Treasury bonds 5.250%, 11-15-28	55,520,104

		$123,924,236

	Total Dollar Assets (identified cost $406,880,389)	$424,682,916

	Total Portfolio — 99.04% of total net assets (identified cost $1,415,945,014) (f)	$1,730,416,224
	Other assets, less liabilities (.96% of total net assets)	16,775,556

	Net assets applicable to outstanding shares	$1,747,191,780

	Notes:
	(a) Non-income producing.
	(b) Sponsored American Depositary Receipt (ADR).
	(c) Variable or floating rate security whereby the interest rate is periodically reset. The interest rate shown reflects the rate in effect as of April 30, 2020.

(d) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2020, these securities amounted to $22,236,673, or 1.27% of Permanent Portfolio’s total net assets, and have been determined by the Portfolio’s investment adviser to be liquid.

	(e) Interest rate represents yield to maturity.
	(f) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

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SHORT-TERM TREASURY PORTFOLIO Schedule of Investments April 30, 2020 (Unaudited)

Principal Amount		Market Value
	UNITED STATES AGENCY SECURITIES — 7.26% of Total Net Assets
$1,000,000	Federal Farm Credit Bank 1.620%, 04-22-21	$1,002,312

	Total United States Agency Securities (identified cost $1,002,694)	$1,002,312

	UNITED STATES TREASURY SECURITIES — 77.23% of Total Net Assets
500,000	United States Treasury bills .094%, 06-04-20 (a)	$499,955
2,150,000	United States Treasury bills .093%, 06-18-20 (a)	2,149,728
2,000,000	United States Treasury bills .114%, 08-20-20 (a)	1,999,290
2,000,000	United States Treasury notes 1.500%, 05-31-20	2,001,883
2,000,000	United States Treasury notes 1.500%, 07-15-20	2,005,646
2,000,000	United States Treasury notes 1.375%, 07-15-20	2,010,354

	Total United States Treasury Securities (identified cost $10,642,600)	$10,666,856

	Total Portfolio — 84.49% of total net assets (identified cost $11,645,294) (b)	$11,669,168
	Other assets, less liabilities (15.51% of total net assets)	2,142,168

	Net assets applicable to outstanding shares	$13,811,336

	Notes:
	(a) Interest rate represents yield to maturity.
	(b) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

VERSATILE BOND PORTFOLIO Schedule of Investments April 30, 2020 (Unaudited)

Principal Amount		Market Value
	CORPORATE BONDS — 79.44% of Total Net Assets

	ADVERTISING & MARKETING — 2.33% of Total Net Assets
$200,000	4.000% The Interpublic Group of Companies, Inc., 03-15-22	$204,919

		$204,919
	AUTOMOBILES — 11.89% of Total Net Assets
600,000	1.574% Ford Motor Credit Company, LLC, 06-12-20 (a)	$597,535
225,000	2.193% Ford Motor Credit Company, LLC, 11-02-20 (a)	217,825
250,000	2.183% Ford Motor Credit Company, LLC, 04-05-21 (a)	232,098

		$1,047,458
	CHEMICALS — 3.10% of Total Net Assets
275,000	3.600% Westlake Chemical Corporation, 07-15-22	$273,248

		$273,248
	COMPUTER SOFTWARE & SERVICES — 3.42% of Total Net Assets
350,000	.875% FireEye, Inc., 06-01-24 (b)	$301,563

		$301,563
	ENERGY SERVICES & PROCESSING — 4.02% of Total Net Assets
400,000	4.750% El Paso Energy Capital Trust, 03-31-28 (b)	$353,840

		$353,840
	ENTERTAINMENT & LEISURE — 4.32% of Total Net Assets
375,000	3.250% Viacom, Inc., 03-15-23	$380,848

		$380,848
	FINANCIAL SERVICES — 10.98% of Total Net Assets
225,000	4.000% Apollo Management Holdings, LLC, 05-30-24 (c)	$237,810
125,000	6.750% B. Riley Financial, Inc., 05-31-24	111,600
400,000	5.500% Jefferies Group, LLC, 10-18-23	420,002
200,000	2.220% Manufacturers & Traders Trust Company, 12-01-21 (a)	197,595

		$967,007
	INSURANCE — 9.13% of Total Net Assets
350,000	4.350% Kemper Corporation, 02-15-25	$361,622
750,000	7.450% Phoenix Companies, Inc., 01-15-32	442,500

		$804,122
	LODGING — 2.18% of Total Net Assets
200,000	3.375% Hyatt Hotels Corporation, 07-15-23	$191,586

		$191,586
	MANUFACTURING — 9.30% of Total Net Assets
500,000	5.200% Carpenter Technology Corporation, 07-15-21	$490,391
330,000	4.625% Kennametal, Inc., 06-15-28	328,277

		$818,668
	NATURAL RESOURCES — 11.20% of Total Net Assets
350,000	4.875% EQT Corporation, 11-15-21	$341,250
250,000	5.750% Newfield Exploration Corporation, 01-30-22	216,250
500,000	6.950% Occidental Petroleum Corporation, 07-01-24	428,607

		$986,107
	REAL ESTATE — 2.27% of Total Net Assets
200,000	5.250% CBL & Associates, L.P., 12-01-23 (d)	$53,750
160,000	4.625% ESH Hospitality, Inc., 10-01-27 (c)	146,000

		$199,750

Continued on following page.

VERSATILE BOND PORTFOLIO Schedule of Investments April 30, 2020 (Unaudited)

Principal Amount		Market Value
	RESTAURANTS — 2.56% of Total Net Assets
$300,000	3.875% Brinker International, Inc., 05-15-23	$225,840

		$225,840
	TRANSPORTATION — 2.74% of Total Net Assets
250,000	3.000% SEACOR Holdings, Inc., 11-15-28 (b)	$241,210

		$241,210

	Total Corporate Bonds (identified cost $7,731,129)	$6,996,166

	UNITED STATES TREASURY SECURITIES — 1.70% of Total Net Assets
150,000	United States Treasury bills .094%, 06-04-20 (e)	$149,986

	Total United States Treasury Securities (identified cost $149,989)	$149,986

Number of Shares
	PREFERRED STOCKS — 17.59% of Total Net Assets

	REAL ESTATE — 17.59% of Total Net Assets
7,500	6.375% Brookfield Property REIT, Inc. Cumulative Perpetual Preferred Class A	$116,250
4,000	6.625% Investors Real Estate Trust Cumulative Perpetual Preferred Class C	100,400
13,500	6.125% Monmouth REIT Cumulative Perpetual Preferred Class C	329,940
28,500	7.800% RLJ Lodging Trust Perpetual Preferred Class A (b)	625,005
16,000	6.750% UMH Properties, Inc. Cumulative Perpetual Preferred Class C	377,920

		$1,549,515

	Total Preferred Stocks (identified cost $1,759,196)	$1,549,515

	Total Portfolio — 98.73% of total net assets (identified cost $9,640,314) (f)	$8,695,667
	Other assets, less liabilities (1.27% of total net assets)	111,951

	Net assets applicable to outstanding shares	$8,807,618

	Notes:
	(a) Variable or floating rate security whereby the interest rate is periodically reset. The interest rate shown reflects the rate in effect as of April 30, 2020.
	(b) Convertible security.

(c) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2020, these securities amounted to $383,810, or 4.36% of Versatile Bond Portfolio’s total net assets, and have been determined by the Portfolio’s investment adviser to be liquid.

	(d) Non-income producing.
	(e) Interest rate represents yield to maturity.
	(f) Aggregate cost for book and federal income tax purposes are the same.

see accompanying notes.

AGGRESSIVE GROWTH PORTFOLIO Schedule of Investments April 30, 2020 (Unaudited)

Number of Shares		Market Value
	AGGRESSIVE GROWTH STOCKS — 100.34% of Total Net Assets

	AEROSPACE — 7.47% of Total Net Assets
4,000	Lockheed Martin Corporation	$1,556,240

		$1,556,240
	CHEMICALS — 4.72% of Total Net Assets
3,000	Air Products & Chemicals, Inc.	$676,740
5,000	Albemarle Corporation	307,150

		$983,890
	COMPUTER SOFTWARE & SERVICES — 13.29% of Total Net Assets
4,000	Autodesk, Inc. (a)	$748,520
18,000	Twilio, Inc. Class A (a)	2,021,400

		$2,769,920
	ELECTRICAL EQUIPMENT & ELECTRONICS — 10.99% of Total Net Assets
3,000	Broadcom, Inc.	$814,860
10,000	Intel Corporation	599,800
3,000	NVIDIA Corporation	876,840

		$2,291,500
	ENERGY SERVICES & PROCESSING — 2.38% of Total Net Assets
15,000	HollyFrontier Corporation	$495,600

		$495,600
	ENGINEERING & CONSTRUCTION — 1.83% of Total Net Assets
7,000	Fluor Corporation	$81,900
6,000	Lennar Corporation Class A	300,420

		$382,320
	ENTERTAINMENT & LEISURE — 9.56% of Total Net Assets
5,000	Disney (Walt) Company	$540,750
5,000	Facebook, Inc. Class A (a)	1,023,550
5,000	Wynn Resorts, Ltd.	427,650

		$1,991,950
	FINANCIAL SERVICES — 12.16% of Total Net Assets
6,000	First Republic Bank	$625,740
40,000	KeyCorp	466,000
10,000	Morgan Stanley	394,300
10,000	Schwab (Charles) Corporation	377,200
5,000	State Street Corporation	315,200
2,000	Visa, Inc. Class A	357,440

		$2,535,880
	MANUFACTURING — 10.10% of Total Net Assets
4,000	Agilent Technologies, Inc.	$306,640
4,000	Illinois Tool Works, Inc.	650,000
4,000	IPG Photonics Corporation (a)	517,320
4,000	Parker-Hannifin Corporation	632,480

		$2,106,440
	MATERIALS — 1.19% of Total Net Assets
6,000	Nucor Corporation	$247,140

		$247,140

Continued on following page.

AGGRESSIVE GROWTH PORTFOLIO Schedule of Investments April 30, 2020 (Unaudited)

Number of Shares		Market Value
	NATURAL RESOURCES — 4.34% of Total Net Assets
75,000	Freeport-McMoRan, Inc.	$662,250
5,000	Nutrien, Ltd.	178,550
10,000	Ovintiv, Inc.	63,300

		$904,100
	PHARMACEUTICALS — 11.92% of Total Net Assets
3,000	Amgen, Inc.	$717,660
25,000	Atara Biotherapeutics, Inc. (a)	207,250
25,000	Cortexyme, Inc. (a)	1,140,500
5,000	Gilead Sciences, Inc.	420,000

		$2,485,410
	RETAIL — 5.84% of Total Net Assets
3,000	Costco Wholesale Corporation	$909,000
5,000	Williams-Sonoma, Inc.	309,200

		$1,218,200
	TRANSPORTATION — 4.55% of Total Net Assets
3,000	FedEx Corporation	$380,310
3,000	Kansas City Southern	391,650
5,000	Ryder System, Inc.	177,000

		$948,960

	Total Portfolio — 100.34% of total net assets (identified cost $9,790,918) (b)	$20,917,550
	Liabilities, less other assets (.34% of total net assets)	(70,241)

	Net assets applicable to outstanding shares	$20,847,309

	Notes:
	(a) Non-income producing.
	(b) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

NOTES TO SCHEDULES OF INVESTMENTS

April 30, 2020 (Unaudited)

NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS

The following is a summary of net unrealized appreciation (depreciation) of investments as of April 30, 2020 for federal income tax purposes:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio
Aggregate gross unrealized appreciation of investments with excess of value over tax cost:
Investments in securities	$309,294,803	$24,264	$10,061	$13,012,394
Investments other than securities	212,309,160	—	—	—

	521,603,963	24,264	10,061	13,012,394
Aggregate gross unrealized depreciation of investments with excess of tax cost over value:
Investments in securities	(202,136,199)	(390)	(954,708)	(1,885,762)
Investments other than securities	(4,996,554)	—	—	—

	(207,132,753)	(390)	(954,708)	(1,885,762)

Net unrealized appreciation (depreciation) of investments	$314,471,210	$23,874	$(944,647)	$11,126,632

VALUATION OF INVESTMENTS

Each Portfolio’s assets are valued primarily at market value on the basis of the last quoted sales price on the exchange or system on which they are principally traded. Equity securities traded on the Nasdaq National Market System are normally valued at the Nasdaq Official Closing Price provided by Nasdaq, usually as of 4:00 p.m. Eastern Time each business day. Equity securities that are not traded on a listed exchange or system are valued at the last sales price in the over-the-counter market. If there is no trading in an investment on a business day, the investment will be valued at the mean between its closing bid and asked prices on the exchange or system on which the security is principally traded. Short- and long-term debt securities, including U.S. government and agency securities, listed corporate bonds, other fixed income securities and unlisted securities, are generally valued at the latest price furnished by an independent pricing service. Gold and silver bullion are valued at the closing spot settlement price on the New York Commodity Exchange. Gold and silver coins are valued at the price furnished by an independent pricing service. Deposits of Swiss francs and Swiss government bonds will be valued each business day at prices (converted into U.S. dollars) quoted by an independent pricing service. Foreign securities traded on an exchange are valued on the basis of market quotations most recently available from that exchange. All investments denominated in foreign currencies are converted into U.S. dollars using exchange rates obtained from an independent pricing service. Investments for which bona fide market quotations are not readily available, or investments for which the Fund’s investment adviser determines that a quotation or a price for a portfolio security provided by a dealer or an independent pricing service is not believed to be reflective of market value, are valued by the Valuation Committee of the Fund’s investment adviser pursuant to fair value procedures approved by the Fund’s Board of Trustees.

Continued on following page.

NOTES TO SCHEDULES OF INVESTMENTS

April 30, 2020 (Unaudited)

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during a reporting period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 — Quoted prices in active markets for identical assets

The Fund’s Level 1 valuation techniques use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

Level 2 — Significant other observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Observable inputs may include quoted prices for similar assets or liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active, in which there are few transactions, where prices may not be current, or where price quotations vary substantially over time or among market participants. Inputs that are observable for an asset or liability in Level 2 include such factors as interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar assets or liabilities.

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Fund’s Level 3 valuation techniques include the use of unobservable inputs that reflect assumptions market participants may use or could be expected to use in pricing an asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available, and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that it might reasonably be expected to receive for an investment upon its current sale, consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) type of the investment; (ii) existence of any contractual restrictions on the investment’s disposition; (iii) price and extent of public trading in similar investments or of comparable investments; (iv) quotations or evaluated prices from broker-dealers and/or pricing services; (v) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); (vi) analysis of an issuer’s financial statements; (vii) evaluation of the forces that influence the issuer and the market(s) in which the investment is purchased and sold; and (viii) with respect to debt securities, maturity, coupon, creditworthiness, spread, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

Continued on following page.

NOTES TO SCHEDULES OF INVESTMENTS

April 30, 2020 (Unaudited)

Transfers between levels are recognized at the end of a reporting period. There were no transfers into or out of Levels 1, 2 or 3 during the three months ended April 30, 2020. The Fund’s Permanent Portfolio, Short-Term Treasury Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio held no Level 3 assets during the three months then ended.

As of April 30, 2020 and during the three months then ended, the Fund did not hold any derivative instruments, nor did it engage in any hedging activities using derivative instruments.

The following is a summary of the inputs used as of April 30, 2020 in valuing the Fund’s assets:

	Level 1 (Quoted Prices in Active Markets for Identical Assets)	Level 2 (Significant Other Observable Inputs)	Level 3 (Significant Unobservable Inputs)	Total
PERMANENT PORTFOLIO®
Gold assets	$403,824,882	$—	$—	$403,824,882
Silver assets	92,790,620	—	—	92,790,620
Swiss franc assets	942,940	126,708,366	—	127,651,306
Real estate and natural resource stocks	312,774,500	—	—	312,774,500
Aggressive growth stocks †	368,692,000	—	—	368,692,000
Dollar assets:
Corporate bonds †	—	300,758,680	—	300,758,680
United States Treasury securities	—	123,924,236	—	123,924,236

Total Portfolio	$1,179,024,942	$551,391,282	$—	$1,730,416,224

	68.14%	31.86%	—%	100.00%

SHORT-TERM TREASURY PORTFOLIO
United States Agency securities	$—	$1,002,312	$—	$1,002,312
United States Treasury securities	—	10,666,856	—	10,666,856

Total Portfolio	$—	$11,669,168	$—	$11,669,168

	—%	100.00%	—%	100.00%
VERSATILE BOND PORTFOLIO
Corporate bonds †	$—	$6,996,166	$—	$6,996,166
United States Treasury securities	—	149,986	—	149,986
Preferred stocks †	1,549,515	—	—	1,549,515

Total Portfolio	$1,549,515	$7,146,152	$—	$8,695,667

	17.82%	82.18%	—%	100.00%

AGGRESSIVE GROWTH PORTFOLIO
Aggressive growth stocks †	$20,917,550	$—	$—	$20,917,550

Total Portfolio	$20,917,550	$—	$—	$20,917,550

	100.00%	—%	—%	100.00%

†

See the Schedules of Investments for Permanent Portfolio and Aggressive Growth Portfolio for each Portfolio’s industry classification of aggressive growth stocks and the Schedules of Investments for Permanent Portfolio and Versatile Bond Portfolio for each Portfolio’s industry classification of corporate bonds and preferred stocks.

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Schedules of Investments

As of April 30, 2020

INVESTMENT ADVISER

Pacific Heights Asset Management, LLC

600 Montgomery Street

San Francisco, California 94111

CUSTODIAN

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

DISTRIBUTOR

Quasar Distributors, LLC

111 East Kilbourn Avenue

Milwaukee, Wisconsin 53202

TRANSFER AGENT

U.S. Bank Global Fund Services

P. O. Box 701

Milwaukee, Wisconsin 53201

(for overnight delivery services,

615 East Michigan Street

Milwaukee, Wisconsin 53202)

(800) 341-8900

SHAREHOLDER SERVICES OFFICE

130 South Brune Street

Bartlett, Texas 76511

(254) 527-3102

(800) 531-5142 Nationwide

www.permanentportfoliofunds.com

Must be preceded or accompanied by a Prospectus.	06/20

Permanent Portfolio®, The Permanent Portfolio Family of Funds®, A Fund for All Seasons® and The Permanent Portfolio Family of Funds logo are registered trademarks of Pacific Heights Asset Management, LLC. This Report is Copyright© 2020 Permanent Portfolio Family of Funds. All rights reserved.